Supplemental Cash Flow Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow [Line Items]
Interest paid	$ 168	$ 167	$ 168
Income taxes paid, net of refunds received	40	56	(39)
Supplemental cash flows, stock based compensation
Net cash receipts from exercise of stock options and vesting of other stock awards	42	4	9
TDS Parent Company
Supplemental cash flows, stock based compensation
Cash receipts upon exercise of stock options	48	7	13
Cash disbursements for payment of taxes	(6)	(3)	(4)
Net cash receipts from exercise of stock options and vesting of other stock awards	42	4	9
U.S. Cellular
Supplemental cash flows, stock based compensation
Cash receipts upon exercise of stock options	29	5	12
Cash disbursements for payment of taxes	(11)	(4)	(6)
Net cash receipts from exercise of stock options and vesting of other stock awards	$ 18	$ 1	$ 6
Common Shares | TDS Parent Company
Supplemental cash flows, stock based compensation
Common Shares withheld	676,364	120,560	126,747
Aggregate value of Common Shares withheld	$ 21	$ 3	$ 4
U S Cellular Common Shares | U.S. Cellular
Supplemental cash flows, stock based compensation
Common Shares withheld	1,549,800	144,755	308,010
Aggregate value of Common Shares withheld	$ 73	$ 6	$ 13